Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers And Servicing Of Financial Assets [Abstract]
Balance at beginning of period	$ 1,700	$ 1,519	$ 1,837
Rights purchased	8	42	35
Rights capitalized	769	957	619
Changes in fair value of MSRs
Due to fluctuations in market interest rates	617	(249)	(619)
Due to revised assumptions or models	33	(21)	33
Other changes in fair value	(447)	(548)	(386)
Balance at end of period	$ 2,680	$ 1,700	$ 1,519